Income Taxes - Additional Informaton (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 9,200	$ 7,900
Operating Loss Carryforwards Expiration Term	2033 years
Unrecognized tax benefits material change period	12 months
Percentage of Bonus Depreciation Restored for Qualified Improvement	100.00%
Tax Credit Utilized for Maximum Tax Liability Settlement	$ 5,000
Minimum [Member]
Income Loss from Business tax Limit for Deductions Allowance	$ 1,000
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward Expiration Term	2033 years
Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 147
Investment Tax Credit Carryforward [Member] | CANADA
Tax Credit Carryforward, Amount	$ 233
Tax Credit Carryforward Expiration Term	2037 years
Tax Year 2017 [Member] | CANADA | Maximum [Member]
Open Tax Year	2017
Tax Year 2021 [Member] | CANADA | Minimum [Member]
Open Tax Year	2021
Tax Year 2015 [Member] | CANADA
Open Tax Year	2015
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 204,700
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	5,700
Domestic Tax Authority [Member] | Tax Year 2017 And Prior [Member]
Operating Loss Carryforwards	77,400
Domestic Tax Authority [Member] | Tax Year 2017 And Subsequent [Member]
Operating Loss Carryforwards	127,300
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	151,100
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 4,700